DISCONTINUED OPERATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Assets And Liabilities

	September 30, 2013	December 31, 2012
Assets:
Prepaid expenses – current portion	$—	$—
Deposits in real estate under contract	—	82,145
Deposit	—	—
Real estate held for sale	—	1,035,570
Assets of discontinued operations	$—	$1,117,715

Liabilities:
Accounts payables and accrued expenses	$30,664	$30,664
Liabilities of discontinued operations	$30,664	$30,664

	December 31, 2012	December 31, 2011
Assets:
Prepaid expenses – current portion	$-	$20,000

Deposits in real estate under contract	82,145	-

Deposit	-	3,500
Real estate held for sale	1,035,570	-

Assets of discontinued operations	$1,117,715	$23,500

Liabilities:
Accounts payables and accrued expenses	$30,664	$-
Liabilities of discontinued operations	$30,664	$-

Schedule of Discontinued Operations

	For the Three Months ended September 30, 2013	For the Three Months ended September 30, 2012	For the Nine Months ended September 30, 2013	For the Nine Months ended September 30, 2012
Revenues – real estate	$-	$-	$1,270,916	$-
Cost of sales – real estate	-	-	(1,064,320)	-
Gross profit	-	-	206,596	-
Operating and other non-operating expenses	(23,009)	(96,921)	(111,352)	(1,426,846)
Gain on sale of assets of discontinued operations	168,216	-	168,216	-

Income (loss) from discontinued operations	$145,207	$(96,921)	$263,460	$(1,426,846)

	For the Year Ended December 31, 2012	Period from inception (April 30, 2011) to December 31, 2011
Revenues – real estate	$724,090	$-
Cost of sales- real estate	(576,126)	-
Gross profit	147,964	-
Operating and other non-operating expenses	(1,558,635)	(99,474)

Loss from discontinued operations	$(1,410,671)	$(99,474)